Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables	Sep. 30, 2021 USD ($)
Within 90 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, gross	$ 5,298,332
Allowance for doubtful accounts
Accounts receivable, net	5,298,332
91-180 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, gross	775,520
Allowance for doubtful accounts
Accounts receivable, net	775,520
181-365 days [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, gross	137,582
Allowance for doubtful accounts	(6,879)
Accounts receivable, net	130,703
Greater than 1 year [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, gross	92,255
Allowance for doubtful accounts	(26,305)
Accounts receivable, net	65,950
Accounts receivable, net [Member]
Accounts Receivable (Details) - Schedule of an aged analysis of accounts receivables [Line Items]
Accounts receivable, gross	6,303,689
Allowance for doubtful accounts	(33,184)
Accounts receivable, net	$ 6,270,505